Derivative Financial Instruments - Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) (Successor [Member], Cash Flow Hedging [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)	$ 6.5	$ 4.4
Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)	0.3	(4.3)
Interest Rate Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)	$ 4.6	$ (5.0)